File No. 33-11351
                                                 Rule 497(e)

STEIN ROE ADVISOR SELECT GROWTH & INCOME FUND
STEIN ROE ADVISOR GROWTH INVESTOR FUND
Class A, B, and C shares

       Supplement to the Prospectus Dated November 22, 1999

The following information supplements the information in the Sales Charges section of the Prospectus of each Fund:

     The contingent deferred sales charges (CDSCs) for larger purchases of Class B shares of the Funds through participating financial advisor firms are being reduced, effective February 1, 2000, as follows:

   * The reductions apply only to Class B shares purchased on or after February 1, 2000.

   * The reductions apply only to customers of financial advisor firms that have elected to participate in these reductions. (Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions.) Consult your financial advisor to see whether it participates in these reductions.

The CDSC, the holding period between your purchase of shares and the automatic conversion of those shares to Class A shares, and the commission the Funds' distributor pays to your financial advisor firm when you buy the shares will be as follows:

Purchases of less than $250,000
Holding period after purchase      CDSC as % deducted
                                   when shares sold
--------------------------------------------------------
Through first year                      5.00
Through second year                     4.00
Through third year                      3.00
Through fourth year                     3.00
Through fifth year                      2.00
Through sixth year                      1.00
Longer than six years                   0.00

Commission to the financial advisor: 5%
Automatic conversion to Class A shares: 8 years after purchase

Purchases of $250,000 to less than $500,000
Holding period after purchase      CDSC as % deducted
                                   when shares sold
--------------------------------------------------------
Through first year                       3.00
Through second year                      2.00
Through third year                       1.00
Longer than four years                   0.00

Commission to financial advisor: 2.50%
Automatic conversion to Class A shares: 4 years after purchase

Purchases of $500,000 to less than $1 million
Holding period after purchase      CDSC as % deducted
                                   when shares sold
--------------------------------------------------------
Through first year                       3.00
Through second year                      2.00
Through third year                       1.00
Longer than four years                   0.00

Commission to financial advisor: 1.75%
Automatic conversion to Class A shares: 3 years after purchase

     For purchases through financial advisor firms that do not participate in the Class B discount program, the CDSC, conversion period and commission to the financial advisor will continue to be as described in the Prospectus.

     If your financial advisor firm participates in the discount program, purchases of over $1 million can be made only in Class A or Class C shares. If your financial advisor firm does not participate in the Class B discount program, purchases of more than $250,000 but less than $1 million can be made only in Class A or Class C shares.

If a shareholder exchanges from any Fund not participating in this Class B purchase program into any other Fund which does so participate, or transfers any Fund account from a financial advisor firm that does not participate in the Class B discount program to a financial advisor firm that does participate, the exchanged or transferred shares will retain their pre-existing CDSC and conversion schedule, but additional purchases of shares which cause the exchanged or transferred Fund account to exceed the applicable discount level will receive the lower CDSC and reduced holding period for amounts exceeding the discount level and the financial advisor firm will receive the lower commission.

An additional way shareholders can pay a lower CDSC and be subject to the applicable reduced holding period when purchasing Class B shares through participating financial advisor firms is through Rights of Accumulation. If the combined value of the Fund accounts maintained by a shareholder, the shareholder's spouse and minor children reaches a discount level, any additional shares purchased in any of the accounts will be subject to the applicable lower CDSC and reduced holding period.

                           *****************

                                                 February 1, 2000